[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

FEBRUARY 28, 2003
(UNAUDITED)

- CREDIT SUISSE
  SHORT DURATION BOND FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE SHORT DURATION BOND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
February 28, 2003

                                                                  March 25, 2003

Dear Shareholder:

   We are writing to report on the results of the Credit Suisse Short Duration Bond Fund1 (the "Fund") for the six months ended February 28, 2003.

   At February 28, 2003, the net asset value ("NAV") of the Fund's Class A shares2 was $10.14, compared to an NAV of $10.03 at August 31, 2002. Assuming the reinvestment of dividends totaling $0.18927 per share, the Fund's total return (without the sales charge of 3.00%) was 3.01%. By comparison, the Merrill Lynch 1-3 Year U.S. Treasury Index3 gained 2.11% during the same period.

   The Fund's goal is to maximize total return to the extent consistent with prudent investment and the preservation of capital. It invests in fixed income instruments whose average duration (I.E., a measure of the security's interest-rate risk) normally is one to three years, utilizing a buy-and-hold approach.

   We seek to generate current yields that are relatively higher than those obtainable from money-market instruments by investing primarily in fixed income sectors whose valuations are based on the difference, or "spread," between their yields and those of comparable-maturity U.S. Treasury debt. Collectively, such sectors are known as "spread product."

   We attribute the outperformance of the Fund's return versus that of its benchmark to the fact that the portfolio performed as intended. Specifically, our allocation of most of the Fund's assets to spread-product categories (mainly seasoned securitized debt and investment-grade corporate bonds) enabled us to capture higher yields than were available from Treasury issues of comparable maturity.

   Looking ahead, we expect to keep the portfolio similarly positioned in high-quality spread product. As market conditions change, we may alter the proportions of total portfolio assets held in different sectors as appropriate, whether to reduce downside risk or take advantage of pricing anomalies that we consider especially attractive.

   As developments occur that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management, LLC

Jo Ann Corkran,                Leland E. Crabbe             Suzanne E. Moran
Co-Portfolio Manager           Co-Portfolio Manager         Co-Portfolio Manager

              AVERAGE CUMULATIVE RETURNS AS OF FEBRUARY 28, 2003(1)

                                                  INCEPTION     INCEPTION
                                                   TO DATE        DATE
                                                  ---------     ---------
Class A Without Sales Charge                        3.65%        7/23/02
Class A With Maximum Sales Charge                   0.53%        7/23/02

               AVERAGE CUMULATIVE RETURNS AS OF MARCH 31, 2003(1)

                                                  INCEPTION     INCEPTION
                                                   TO DATE        DATE
                                                  ---------     ----------
Class A Without Sales Charge                        3.93%        7/23/02
Class A With Maximum Sales Charge                   0.81%        7/23/02

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum initial sales charge of 3.00%, which was waived through December 31, 2002), was - 0.08%.
(3) The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of U.S. - dollar -denominated U.S. Treasury notes and bonds with remaining time to maturity of between one year and less than three years, and with at least $1 billion in outstanding principal. It is a rules-based index that is compiled and distributed by Merrill Lynch & Co. Investors cannot invest directly in an index.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2003 (Unaudited)

      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY     RATE%          VALUE
     -----                                                        -------------    --------     -----       -------------
CORPORATE BONDS (22.1%)
AEROSPACE & DEFENSE (0.1%)
   $   140  Raytheon Co., Notes                                    (BBB- , Baa3)   08/15/07      6.750      $     155,871
                                                                                                            -------------
AUTOMOBILES (0.8%)
       200  Cummins, Inc., Notes                                   (BB+ , Ba2)     03/01/05      6.450            202,000
     1,100  DaimlerChrysler NA Holding Corp., Global
             Company Guaranteed                                    (BBB+ , A3)     09/01/04      6.900          1,169,199
       200  Lear Corp., Series B, Company Guaranteed               (BB+ , Ba1)     05/15/05      7.960            214,500
                                                                                                            -------------
                                                                                                                1,585,699
                                                                                                            -------------
BANKS (0.7%)
       800  Korea Exchange Bank, Subordinated Notes                (B- , Baa3)     06/30/10     13.750            958,712
       540  Washington Mutual, Inc., Global Senior Notes           (BBB+ , A3)     01/15/07      5.625            588,274
                                                                                                            -------------
                                                                                                                1,546,986
                                                                                                            -------------
BUILDING PRODUCTS (0.4%)
       150  American Standard, Inc., Company Guaranteed            (BB+ , Ba2)     04/15/05      7.375            158,250
       150  D.R. Horton, Inc., Company Guaranteed                  (BB , Ba1)      06/15/04      8.375            157,125
       500  Masco Corp., Notes                                     (BBB+ , Baa1)   05/03/04      6.000            522,435
                                                                                                            -------------
                                                                                                                  837,810
                                                                                                            -------------
CHEMICALS (0.1%)
       100  Georgia Gulf Corp., Notes                              (BBB- , Ba2)    11/15/05      7.625            103,077
                                                                                                            -------------
COMMERCIAL SERVICES (0.2%)
       385  Cendant Corp., Senior Notes                            (BBB , Baa1)    01/15/08      6.250            394,831
                                                                                                            -------------
DIVERSIFIED FINANCIALS (4.8%)
     1,800  Countrywide Home Loans, Inc., Global
             Company Guaranteed                                    (A , A3)        06/15/04      6.850          1,914,808
     2,755  Ford Motor Credit Co., Global Notes                    (BBB , A3)      07/16/04      6.700          2,840,975
     1,700  General Motors Acceptance Corp., Global Notes          (BBB , A2)      06/17/04      6.850          1,779,460
     1,855  Household Finance Corp., Global Notes                  (A- , A2)       05/09/05      8.000          2,055,321
        70  Household Finance Corp., Global Notes                  (A- , A2)       01/30/07      5.750             75,349
     1,200  Verizon Global Funding Corp., Global Notes             (A+ , A2)       12/01/05      6.750          1,329,023
                                                                                                            -------------
                                                                                                                9,994,936
                                                                                                            -------------
ELECTRIC/GAS (1.9%)
       840  Constellation Energy Group, Inc., Notes                (BBB+ , Baa1)   04/01/07      6.350            913,637
     1,070  Dominion Resources, Inc., Series B, Global
             Senior Notes                                          (BBB+ , Baa1)   07/15/05      7.625          1,189,263
     1,000  NiSource Finance Corp., Company Guaranteed             (BBB , Baa3)    11/15/05      7.625          1,109,030
       630  Progress Energy, Inc., Senior Notes                    (BBB , Baa2)    03/01/06      6.750            689,686
                                                                                                            -------------
                                                                                                                3,901,616
                                                                                                            -------------
ENTERTAINMENT (0.1%)
       200  International Game Technology, Senior Notes            (BBB- , Baa1)   05/15/04      7.875            210,823
                                                                                                            -------------
ENVIRONMENTAL CONTROL (0.3%)
       415  Waste Management, Inc., Notes                          (BBB , Ba1)     12/01/03      6.375            423,920

                 See Accompanying Notes to Financial Statements.

      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY     RATE%          VALUE
     -----                                                        -------------    --------     -----       -------------
CORPORATE BONDS (CONTINUED)
ENVIRONMENTAL CONTROL (CONCLUDED)
     $ 230  Waste Management, Inc., Notes                          (BBB , Ba1)     04/30/04     8.000       $     242,538
                                                                                                            -------------
                                                                                                                  666,458
                                                                                                            -------------
FINANCE (1.8%)
       500  Bank of America Corp., Global Senior Notes             (A+ , Aa2)      01/15/08     3.875             513,732
       500  Bank One Corp., Global Notes                            (A , Aa3)      08/01/08     6.000             562,006
       485  Goldman Sachs Group, Inc., Global Notes                (A+ , Aa3)      01/15/08     4.125             498,997
       500  J.P. Morgan Chase & Co., Global Notes                   (A+ , A1)      05/30/07     5.250             536,691
       500  Lehman Brothers Holdings Incorporated,
             Global Notes                                           (A , A2)       01/22/08     4.000             510,180
       500  Merrill Lynch & Co., Inc., Global Notes                (A+ , Aa3)      11/15/07     4.000             511,109
       500  Morgan Stanley Dean Witter & Co., Global Bonds         (A+ , Aa3)      04/01/07     5.800             548,594
                                                                                                            -------------
                                                                                                                3,681,309
                                                                                                            -------------
FOOD PRODUCTS (1.4%)
       400  Albertson's, Inc., Senior Notes                       (BBB+ , Baa1)    08/01/04     6.550             421,736
       830  ConAgra Foods, Inc., Notes                            (BBB+ , Baa1)    09/15/06     6.000             915,961
       625  Safeway, Inc., Senior Notes                            (BBB , Baa2)    09/15/04     7.250             669,500
       870  Unilever Capital Corp., Global Company Guaranteed       (A+ , A1)      11/01/05     6.875             974,275
                                                                                                            -------------
                                                                                                                2,981,472
                                                                                                            -------------
GAMING (0.4%)
       200  Harrah's Operating Co., Inc., Company
             Guaranteed, Senior Subordinated Notes                 (BB+ , Ba1)     12/15/05     7.875             211,250
       200  MGM Mirage, Inc., Company Guaranteed                   (BB+ , Ba2)     06/01/07     9.750             215,750
       150  Mohegan Tribal Gaming Authority, Senior Notes          (BB , Ba2)      01/01/06     8.125             156,750
       250  Park Place Entertainment Corp., Senior
             Subordinated Notes                                    (BB+ , Ba2)     12/15/05     7.875             254,688
                                                                                                            -------------
                                                                                                                  838,438
                                                                                                            -------------
HEALTHCARE SERVICES (0.4%)
       200  Caremark Rx, Inc., Senior Notes                         (BB , Ba2)     10/01/06     7.375             209,000
       200  HCA, Inc., Notes                                       (BBB- , Ba1)    06/15/05     6.910             211,653
       290  HCA, Inc., Notes                                       (BBB- , Ba1)    07/01/07     7.000             311,744
                                                                                                            -------------
                                                                                                                  732,397
                                                                                                            -------------
INSURANCE (1.0%)
     2,025  MetLife, Inc., Debentures                                (A , A2)      05/15/05     3.911           2,083,638
                                                                                                            -------------
MEDIA (1.0%)
       425  AOL Time Warner, Inc., Global Company
             Guaranteed                                            (BBB+ , Baa1)   05/01/05     5.625             440,286
       230  Cox Communications, Inc., Notes                        (BBB , Baa2)    08/15/06     7.750             258,794
       400  News America Holdings, Company Guaranteed              (BBB- , Baa3)   02/15/05     8.500             437,502
       325  Viacom, Inc., Company Guaranteed                         (A- , A3)     06/01/05     7.750             363,344
       537  Walt Disney Co., Global Senior Notes                   (A , Baa1)      12/15/03     5.125             551,873
                                                                                                            -------------
                                                                                                                2,051,799
                                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY     RATE%          VALUE
     -----                                                        -------------    --------     -----       --------------
CORPORATE BONDS (CONCLUDED)
MEDICAL PRODUCTS & SUPPLIES (1.0%)
   $ 1,800  Bristol-Myers Squibb Co., Global Notes                 (AA , Aa2)      10/01/06     4.750       $   1,912,527
       200  Manor Care, Inc., Senior Notes                         (BBB , Ba1)     06/15/06     7.500             206,563
                                                                                                            -------------
                                                                                                                2,119,090
                                                                                                            -------------
OIL & GAS (0.6%)
     1,000  Petroleos Mexicanos, Rule 144A, Private
             Placement, Bonds++                                    (BBB- , Baa1)   06/01/07     9.000           1,142,500
       200  Pride International, Inc., Senior Notes                  (BB , Ba2)    05/01/07     9.375             208,500
                                                                                                            -------------
                                                                                                                1,351,000
                                                                                                            -------------
PAPER & FOREST PRODUCTS (0.1%)
       175  Georgia-Pacific Corp., Notes                           (BB+ , Ba3)     05/15/06     7.500             167,125
                                                                                                            -------------
PHARMACEUTICALS (1.1%)
     2,000  Wyeth, Notes                                             (A , A2)      02/15/05     7.900           2,210,528
                                                                                                            -------------
REAL ESTATE (0.3%)
       650  EOP Operating LP, Senior Notes                         (BBB+ , Baa1)   02/15/05     6.625             697,181
                                                                                                            -------------
RESTAURANTS (0.0%)
        85  Yum! Brands, Inc., Senior Notes                        (BB , Ba1)      04/15/06     8.500              91,588
                                                                                                            -------------
RETAIL STORES (0.1%)
       200  Pep Boys - Manny, Moe & Jack, Series
             MTNB, Notes                                           (BB- , B2)      07/07/06     6.920             191,750
                                                                                                            -------------
TELECOMMUNICATIONS (2.1%)
       305  360 Communications Co., Senior Notes                     (A , A2)      03/01/06     7.500             344,726
       300  ALLTEL Corp., Debentures                                 (A , A2)      04/01/04     7.250             317,803
       650  AT&T Wireless Services, Inc., Global
             Senior Notes                                          (BBB , Baa2)    03/01/06     7.350             692,807
       265  Citizens Communications Co., Global
             Senior Notes                                          (BBB , Baa2)    08/15/08     7.625             301,980
       695  Citizens Communications Co., Notes                     (BBB , Baa2)    05/15/06     8.500             777,006
       300  Sprint Capital Corp., Global Company Guaranteed        (BBB- , Baa3)   01/15/07     6.000             284,250
     1,565  Verizon Wireless Capital LLC, Global Notes              (A+ , A3)      12/15/06     5.375           1,671,337
                                                                                                            -------------
                                                                                                                4,389,909
                                                                                                            -------------
TELEPHONE (1.4%)
       750  AT&T Corp., Global Senior Notes                         (NR , Baa2)    11/15/06     6.500             801,519
       950  BellSouth Corp., Global Notes                           (A+ , Aa3)     10/15/06     5.000           1,023,313
     1,000  SBC Communications, Inc., Global Notes                  (AA- , Aa3)    05/02/06     5.750           1,088,851
                                                                                                            -------------
                                                                                                                2,913,683
                                                                                                            -------------
TOTAL CORPORATE BONDS (Cost $44,353,574)                                                                       45,899,014
                                                                                                            -------------
ASSET BACKED SECURITIES (17.7%)
       748  AQ Finance NIM Trust, Series 2002-NA4++                (BBB- , Aaa)    09/25/32    10.330             745,865
     1,000  AQ Finance NIM Trust, Series 2003-N1++                 (BBB- , Aaa)    03/25/33     9.370             999,000

                 See Accompanying Notes to Financial Statements.

      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY     RATE%          VALUE
     -----                                                        -------------    --------     -----       -------------
ASSET BACKED SECURITIES (CONTINUED)
   $ 2,000  Bank One Issuance Trust, Series 2002-A1,
             Class A1                                              (AAA , Aaa)     01/15/10     1.390       $   2,002,078
       970  Bay View Auto Trust, Series 2002-LJ1, Class A3         (AAA , Aaa)     12/25/07     2.920             983,099
       900  BMW Vehicle Owner Trust, Series 2002-A,
             Class A3                                              (AAA , Aaa)     05/25/06     3.800             925,719
     1,965  Capital Auto Receivables Asset Trust,
             Series 2002-4, Class A2A                              (AAA , Aaa)     01/17/05     1.320           1,965,585
     1,355  Caterpillar Financial Asset Trust, Series 2002-A,
             Class A3                                              (AAA , Aaa)     02/25/08     3.150           1,377,645
     1,620  Chase Funding Loan Acquisition Trust, Series
             2001-AD1, Class 1A2                                   (AAA , Aaa)     11/25/17     4.058           1,629,137
     1,100  Citibank Credit Card Issuance Trust, Series
             2002-A5, Class A5                                     (AAA , Aaa)     09/17/07     1.450           1,100,409
     1,000  CNH Equipment Trust, Series 2002-A, Class A3           (AAA , Aaa)     07/17/06     1.590           1,002,680
       698  Conseco Finance Securitzations Corp., Series
             2000-1, Class A3                                      (AAA , A1)      05/01/31     7.300             708,834
       555  CPS Auto Receivables Trust, Series 2002-B,
             Class A1++                                            (A1+ , P1)      09/15/03     2.000             555,391
     1,000  Daimler Chrysler Master Owner Trust, Series
             2002-A, Class A                                       (AAA , Aaa)     05/15/07     1.400           1,001,067
     1,000  Discover Card Master Trust I, Series 1999-5,
             Class A                                               (AAA , Aaa)     12/18/06     1.520           1,001,406
     2,000  DVI Receivables Corp., Series 2002-1, Class A3B        (AAA , Aaa)     06/11/10     4.570           2,074,681
       250  Embarcadero Aircraft Securitization Trust, Series
             2000-A, Class A1++                                    (BBB , A3)      08/15/25     1.820             150,000
     2,200  Ford Credit Auto Owner Trust, Series 2002-B,
             Class A3A                                             (AAA , Aaa)     12/15/05     4.140           2,264,857
     1,000  Ford Credit Floorplan Master Owner Trust, Series
             2001-1, Class A                                       (AAA , Aaa)     07/17/06     1.429           1,001,040
       981  Household Automotive Trust, Series 2002-1,
             Class A2                                              (AAA , Aaa)     05/17/05     2.750             986,939
     1,221  Household Home Equity Loan Trust, Series
             2002-1, Class A                                       (AAA , Aaa)     12/22/31     1.710           1,222,544
       917  Ikon Receivables LLC, Series-1, Class A3               (AAA , Aaa)     01/15/06     1.570             917,584
       803  IMC Home Equity Loan Trust, Series 1997-5,
             Class A10                                             (AAA , Aaa)     11/20/28     6.880             841,436
        31  IMC Home Equity Loan Trust, Series 1997-7,
             Class A5                                              (AAA , Aaa)     10/20/20     6.760              31,110
       864  IMC Home Equity Loan Trust, Series 1997-7,
             Class A8                                              (AAA , Aaa)     02/20/29     6.650             904,270
     1,000  Indymac Home Equity Loan Asset-Backed Trust,
             Series 2000-C, Class AF6                              (AAA , Aaa)     02/25/30     7.340           1,085,666
       841  Life Financial Services Trust, Series 1998-1,
             Class A6                                              (AAA , Aaa)     08/25/28     6.200             888,518

                 See Accompanying Notes to Financial Statements.

      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY     RATE%          VALUE
     -----                                                        -------------    --------     -----       -------------
ASSET BACKED SECURITIES (CONCLUDED)
   $ 1,135  Master Alternative Loan Trust, Series 2002-3,
             Class A2                                              (AAA , Aaa)     12/25/32     3.762       $   1,142,094
       724  Mellon Residential Funding Corp., Series
             1998-TBC1, Class A3                                   (AAA , Aaa)     10/25/28     5.610             726,309
       700  New South Motor Vehicle Trust, Series 2002-A,
             Class A2                                              (AAA , Aaa)     12/15/05     1.940             701,750
     1,250  PECO Energy Transition Trust, Series 1999-A,
             Class A6                                              (AAA , Aaa)     03/01/09     6.050           1,388,590
     1,620  Saxon Asset Securities Trust, Series 2001-3,
             Class AF3                                             (AAA , Aaa)     08/25/20     4.490           1,659,991
       600  Sears Credit Acount Master Trust, Series 1995-5,
             Class A                                               (AAA , Aaa)     01/15/08     6.050             613,566
     1,000  Volkswagon Credit Auto Master Trust, Series
             2000-1, Class A                                       (AAA , Aaa)     08/20/07     1.495           1,003,468
     1,240  Whole Auto Loan Trust, Series 2002-1, Class A3         (AAA , Aaa)     08/15/06     2.600           1,259,425
                                                                                                            -------------
TOTAL ASSET BACKED SECURITIES (Cost $36,740,345)                                                               36,861,753
                                                                                                            -------------
MORTGAGE-BACKED SECURITIES (50.9%)
       935  Aames Mortgage Trust, Series 1998-C, Class A6F         (AAA , Aaa)     09/15/28     6.133             987,458
       603  Advanta Mortgage Loan Trust, Series 1996-3,
             Class A2                                              (AAA , Aaa)     11/25/26     1.636             603,726
       140  American Housing Trust, Series I, Class 4              (AAA , Aaa)     06/25/18     8.125             144,562
     1,000  AmeriQuest Mortgage Securities, Inc., Series
             2002-2, Class AF3                                     (AAA , Aaa)     09/25/25     4.840           1,047,920
     1,000  AmeriQuest Mortgage Securities, Inc., Series
             2002-3, Class AF4                                     (AAA , Aaa)     08/25/32     4.640           1,030,675
     1,000  Chase Funding Mortgage Loan, Series 2000-3,
             Class IA4                                             (AAA , Aaa)     10/25/26     7.574           1,030,492
       485  Chase Funding Mortgage Loan, Series 2001-2,
             Class 1A2                                             (AAA , Aaa)     04/25/16     5.474             486,513
     2,000  Chase Funding Mortgage Loan, Series 2001-3,
             Class 1A3                                             (AAA , Aaa)     03/25/20     4.788           2,038,876
     1,595  Citifinancial Mortgage Securities, Inc., Series
             2003-1, Class AV                                      (AAA , Aaa)     01/25/33     1.638           1,595,000
        52  Collateralized Mortgage Obligation Trust,
             Series 40, Class Y                                    (AAA , Aaa)     04/01/18     8.800              51,952
     1,000  Countrywide, Inc., Series 2001-1, Class AF6            (AAA , Aaa)     07/25/31     6.434           1,067,463
     1,000  Countrywide, Inc., Series 2001-BC1, Class A6           (AAA , Aaa)     11/25/31     6.565           1,077,940
     1,000  Fannie Mae, Class 2002-70, Class QL                    (AAA , Aaa)     12/25/17     4.500           1,032,088
     8,000  Fannie Mae, Global Notes                               (AAA , Aaa)     11/14/05     2.750           8,043,680
     4,931  Fannie Mae, Pool #254591                               (AAA , Aaa)     01/01/18     5.500           5,145,393
     5,145  Fannie Mae, Pool #313409                               (AAA , Aaa)     03/01/12     6.500           5,475,842
     1,904  Fannie Mae, Pool #535546                               (AAA , Aaa)     12/01/14     5.500           1,995,179
     2,316  Fannie Mae, Pool #545162                               (AAA , Aaa)     12/01/13     6.500           2,464,295
     3,858  Fannie Mae, Pool #571868                               (AAA , Aaa)     05/01/14     6.000           4,062,716

                 See Accompanying Notes to Financial Statements.

      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY     RATE%          VALUE
     -----                                                        -------------    --------     -----       -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
   $ 1,571  Fannie Mae, Pool #625098                               (AAA , Aaa)     01/01/32     5.103       $   1,623,817
       825  Fannie Mae, Pool #633075                               (AAA , Aaa)     02/01/32     5.362             850,227
     1,284  Fannie Mae, Pool #651933                               (AAA , Aaa)     07/01/32     5.151           1,323,546
     2,968  Fannie Mae, Pool #665370                               (AAA , Aaa)     10/01/17     6.000           3,121,935
     4,205  Fannie Mae, Pool #669433                               (AAA , Aaa)     11/01/17     6.000           4,416,820
     2,098  Fannie Mae, Pool #674704                               (AAA , Aaa)     01/01/18     5.500           2,190,256
     4,986  Fannie Mae, Pool #675346                               (AAA , Aaa)     12/01/32     4.588           5,115,598
       612  Fannie Mae, Series 2001-63, Class AQ                   (AAA , Aaa)     01/25/31     5.750             626,353
     1,000  Fannie Mae, Series 2002-55, Class QA                   (AAA , Aaa)     02/25/09     5.500           1,032,059
       849  Fannie Mae, Series 2002-57, Class BC                   (AAA , Aaa)     06/25/15     5.500             878,666
     1,299  Fannie Mae, Series 2002-57, Class DJ                   (AAA , Aaa)     06/25/29     5.000           1,321,320
     1,582  Fannie Mae, Series 2002-70, Class BK                   (AAA , Aaa)     12/25/14     5.000           1,633,324
     1,000  Fannie Mae, Series 2002-70, Class PT                   (AAA , Aaa)     03/25/12     4.500           1,027,458
     3,732  Fannie Mae, Series 2002-94, Class KA                   (AAA , Aaa)     11/25/20     5.500           3,836,039
     1,000  Fannie Mae, Series 2002-W4, Class A2                   (AAA , Aaa)     05/25/42     5.100           1,023,195
     1,000  Fannie Mae, Series 2002-W7, Class A2                   (AAA , Aaa)     03/25/22     4.800           1,010,265
     1,000  Fannie Mae, Series 2002-W7, Class A3                   (AAA , Aaa)     01/25/25     5.250           1,021,398
     1,000  Fannie Mae, Series 2002-W9, Class A2                   (AAA , Aaa)     08/25/42     4.700           1,029,595
     5,650  Federal Home Loan Bank, Series 373,
             Global Bonds                                          (AAA , Aaa)     12/15/04     2.125           5,707,359
     1,909  Freddie Mac, Pool #789806                              (AAA , Aaa)     09/01/32     5.132           1,970,292
       940  Freddie Mac, Series 2474, Class NE                     (AAA , Aaa)     07/15/17     5.000             976,297
     5,709  Freddie Mac, Series 2533, Class KC                     (AAA , Aaa)     10/15/10     4.250           5,746,028
     1,400  Freddie Mac, Series MTN, Global Notes                  (AAA , Aaa)     04/29/09     5.750           1,458,632
       955  GE Capital Commercial Mortgage Corp., Series
             2001-3, Class A1                                      (AAA , Aaa)     06/10/38     5.560           1,027,487
     1,000  GE Capital Mortgage Services, Inc., Series
             1999-HE2, Class A5                                    (AAA , Aaa)     03/25/29     7.510           1,066,138
     1,000  Ginnie Mae, Series 2001-5, Class PR                    (AAA , Aaa)     10/20/26     6.500           1,024,794
     2,900  GMAC Mortgage Corporation Loan Trust, Series
             2001-CL1, Class A3                                    (AAA , Aaa)     05/25/27     6.390           2,971,182
       950  LB UBS Commercial Mortgage Trust, Series
             2001-C3, Class A1                                     (AAA , Aaa)     06/15/20     6.058           1,037,765
     2,696  Master Adjustable Rate Mortgages Trust, Series
             2003-1, Class 2A1                                     (AAA , Aaa)     12/25/32     4.650           2,736,572
       639  Mortgage Lenders Network, Series 1998-2,
             Class A1                                              (AAA , Aaa)     07/25/29     6.605             685,262
        10  PNC Mortgage Securities Corp., Series 1998-9,
             Class 1A1                                             (AAA , Aaa)     10/25/28     6.750              10,297
       147  Residential Asset Mortgage Products, Inc.++            (AAA , Aaa)     03/25/33     2.244             144,659
       981  Residential Asset Mortgage Products, Inc.,
             Series 2001-RS2, Class AI3                            (AAA , Aaa)     05/25/26     6.280           1,003,131
     1,040  Residential Asset Mortgage Products, Inc.,
             Series 2001-RS3, Class AI4                            (AAA , Aaa)     10/25/31     6.290           1,084,382

                 See Accompanying Notes to Financial Statements.

      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY     RATE%          VALUE
     -----                                                        -------------    --------     -----       -------------
MORTGAGE-BACKED SECURITIES (CONCLUDED)
   $ 1,025  Residential Asset Mortgage Products, Inc.,
             Series 2002-RS5, Class AI2                            (AAA , Aaa)     03/25/22     3.202       $   1,037,927
     1,000  Residential Funding Mortgage Securities I,
             Series 2000-HI1, Class AI6                            (AAA , Aaa)     03/25/20     8.090           1,042,572
       700  Salomon Brothers Mortgage Securities VII,
             Series 1997-TZH, Class B++                            (NR , Aa1)      03/25/22     7.491             770,302
       700  Salomon Brothers Mortgage Securities VII,
             Series 1997-TZH, Class D++                             (NR , A2)      03/25/22     7.902             726,250
     1,227  Salomon Brothers Mortgage Securities VII,
             Series 2002-WMC2, Class A2                            (AAA , Aaa)     09/24/32     1.616           1,227,918
                                                                                                            -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $105,346,845)                                                          105,918,887
                                                                                                            -------------
FOREIGN BONDS (1.1%)
SOVEREIGN (1.1%)
     1,175  Government of Russia, Series IV, Debentures             (NR , NR)      05/14/03     3.000           1,173,352
     1,000  Government of Russia, Series VI, Debentures             (NR , NR)      05/14/06     3.000             933,869
       200  Republic of Philippines, Restructured Debt,
             Foreign Government Guaranteed                         (BB+ , Ba1)     01/05/05     2.250             194,000
                                                                                                            -------------
TOTAL FOREIGN BONDS (Cost $2,295,747)                                                                           2,301,221
                                                                                                            -------------
UNITED STATES TREASURY OBLIGATIONS (0.0%)
TREASURY NOTES (0.0%)
         2  U.S. Treasury Notes (Cost $2,000)                      (AAA , Aaa)     12/31/04     1.750               2,011
                                                                                                            -------------
COMMERCIAL PAPER (10.0%)
BANKS (4.6%)
     9,650  UBS Finance, Inc.                                      (A1+ , P1)      03/04/03     1.240           9,649,003
                                                                                                            -------------
FINANCE (3.8%)
     7,950  Maximilian Capital Corp.                                (A1 , P1)      03/03/03     1.310           7,949,421
                                                                                                            -------------
OIL & GAS (1.6%)
     3,300  ConocoPhillips                                          (A2 , P2)      03/05/03     1.350           3,299,505
                                                                                                            -------------
TOTAL COMMERCIAL PAPER (Cost $20,897,929)                                                                      20,897,929
                                                                                                            -------------
TOTAL INVESTMENTS AT VALUE (101.8%) (Cost $209,636,440)                                                       211,880,815
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)                                                                  (3,670,573)
                                                                                                            -------------
NET ASSETS (100.0%)                                                                                         $ 208,210,242
                                                                                                            =============

+ Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2003, these securities amounted to a value of $5,233,967 or 2.5% of net assets.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $209,636,440) (Note 1)                    $ 211,880,815
    Receivable for fund shares sold                                             64,299
    Interest receivable                                                      1,388,761
    Receivable for investments sold                                          1,066,894
    Prepaid expenses                                                            94,766
                                                                         -------------
      Total Assets                                                         214,495,535
                                                                         -------------
LIABILITIES
    Due to custodian                                                         2,992,866
    Advisory fee payable (Note 2)                                               26,075
    Administrative services fee payable (Note 2)                                33,656
    Distribution fee payable (Note 2)                                           39,509
    Payable for investments purchased                                        2,221,439
    Payable for fund shares redeemed                                           593,415
    Dividend payable                                                           229,631
    Other accrued expenses payable                                             148,702
                                                                         -------------
      Total Liabilities                                                      6,285,293
                                                                         -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                    20,525
    Paid-in capital                                                        206,245,480
    Accumulated net investment loss                                            (76,596)
    Accumulated net realized loss from investments                            (223,542)
    Net unrealized appreciation from investments                             2,244,375
                                                                         -------------
      Net Assets                                                         $ 208,210,242
                                                                         =============
    Class A Shares outstanding                                              20,525,149
                                                                         -------------
    Net asset value and redemption price per share                       $       10.14
                                                                         =============
    Maximum offering price per share (net asset value/(1-3.00%))         $       10.45
                                                                         =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2003 (Unaudited)

INTEREST INCOME (Note 1)                                                      $   3,327,115
                                                                              -------------
EXPENSES
    Investment advisory fees (Note 2)                                               304,225
    Administrative services fees (Note 2)                                           127,998
    Distribution fees (Note 2)                                                      190,141
    Organizational / Offering Costs                                                  64,485
    Printing fees (Note 2)                                                           27,684
    Legal fees                                                                       22,708
    Audit fees                                                                       17,810
    Registration fees                                                                13,599
    Trustees' fees                                                                    7,856
    Transfer agent fees                                                               7,094
    Custodian fees                                                                    5,985
    Insurance expense                                                                 2,198
    Interest expense                                                                  1,263
                                                                              -------------
      Total expenses                                                                793,046
    Less: fees waived (Note 2)                                                     (222,624)
                                                                              -------------
      Net expenses                                                                  570,422
                                                                              -------------
       Net investment income                                                      2,756,693
                                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                             (184,701)
    Net change in unrealized appreciation (depreciation) from investments         1,925,982
                                                                              -------------
    Net realized and unrealized gain from investments                             1,741,281
                                                                              -------------
    Net increase in net assets resulting from operations                      $   4,497,974
                                                                              =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX MONTHS
                                                                                  ENDED             FOR THE PERIOD
                                                                            FEBRUARY 28, 2003           ENDED
                                                                                (UNAUDITED)       AUGEST 31, 2002(1)
                                                                            ------------------    ------------------
FROM OPERATIONS
  Net investment income                                                     $        2,756,693    $          300,044
  Net realized loss from investments                                                  (184,701)              (11,740)
  Net change in unrealized appreciation (depreciation) from investments              1,925,982               318,393
                                                                            ------------------    ------------------
    Net increase in net assets resulting from operations                             4,497,974               606,697
                                                                            ------------------    ------------------
FROM DIVIDENDS
  Dividends from net investment income                                              (2,861,326)             (325,402)
                                                                            ------------------    ------------------
    Net decrease in net assets resulting from dividends                             (2,861,326)             (325,402)
                                                                            ------------------    ------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                     167,692,432           123,925,106
  Reinvestment of dividends                                                          1,641,112               170,601
  Net asset value of shares redeemed                                               (78,957,462)           (8,279,490)
                                                                            ------------------    ------------------
    Net increase in net assets from capital share transactions                      90,376,082           115,816,217
                                                                            ------------------    ------------------
  Net increase in net assets                                                        92,012,730           116,097,512
NET ASSETS
  Beginning of period                                                              116,197,512               100,000(2)
                                                                            ------------------    ------------------
  End of period                                                             $      208,210,242    $      116,197,512
                                                                            ==================    ==================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                  $          (76,596)   $           28,037
                                                                            ==================    ==================

----------
(1)  For the period July 23, 2002 (inception date) through August 31, 2002.

(2)  The Fund was seeded on May 8, 2002 and commenced operations on July 23,
     2002.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
FINANCIAL HIGHLIGHTS

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE SIX MONTHS     FOR THE PERIOD
                                                                                   ENDED                ENDED
                                                                            FEBRUARY 28, 2003        AUGEST 31,
                                                                                (UNAUDITED)            2002(1)
                                                                            ------------------    ------------------
PER SHARE DATA
  Net asset value, beginning of period                                      $            10.03    $            10.00
                                                                            ------------------    ------------------
INVESTMENT OPERATIONS
  Net investment income                                                                   0.18                  0.03
  Net gain on investments (both realized and unrealized)                                  0.12                  0.03
                                                                            ------------------    ------------------
      Total from investment operations                                                    0.30                  0.06
                                                                            ------------------    ------------------
LESS DIVIDENDS
  Dividends from net investment income                                                   (0.19)                (0.03)
                                                                            ------------------    ------------------
NET ASSET VALUE, END OF PERIOD                                              $            10.14    $            10.03
                                                                            ==================    ==================
      Total return(2)                                                                     3.01%                 0.62%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                  $          208,210    $          116,198
    Ratio of expenses to average net assets(3)                                            0.75%                 0.75%
    Ratio of net investment income to average net assets(3)                               3.62%                 2.85%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(3)                                             0.29%                 0.64%
  Portfolio turnover rate                                                                   11%                    0%

----------
(1)  For the period July 23, 2002 (inception date) through August 31, 2002.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Short Duration Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to maximize total return to the extent consistent with prudent investment and the preservation of capital. The Fund was organized under the laws of Delaware as a business trust on January 31, 2002.

   The Fund is authorized to offer one class of shares: Class A shares. Class A shares are sold with a front-end sales charge of up to 3.00% and bear expenses paid pursuant to a distribution agreement at an annual rate of .25% of the average daily net assets of the Fund's Class A shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, equity investments are generally valued at the last reported bid price. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are value on the basis of amortized cost, which approximates market value, unless the Board of Trustees determines that using this method would not reflect an investment's fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended February 28, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of ..40% of the Fund's average daily net assets. For the six months ended February 28, 2003, investment advisory fees earned and voluntarily waived, and expenses reimbursed for the Fund were as follows:

                  GROSS                                     NET
              ADVISORY FEE            WAIVER           ADVISORY FEE
              ------------          -----------        ------------
               $ 304,225            $ (222,624)          $ 81,601

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended February 28, 2003, co-administrative services fees earned by CSAMSI were $76,056.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                   .050% of average daily net assets
           Next $5 billion                    .035% of average daily net assets
           Over $10 billion                   .020% of average daily net assets

   For the six months ended February 28, 2003, the co-administrative services fees earned by SSB (including out-of-pocket expenses) were $51,942.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Class A shares. For the six months ended February 28, 2003, distribution fees earned by CSAMSI were $190,141.

   For the six months ended February 28, 2003, CSAMSI and its affiliates advised the Fund that they retained $356,643 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended February 28, 2003, Merrill was paid $9,731 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such a manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal funds rate plus .50%. At February 28, 2003, the Fund had no loans outstanding under the Credit Facility. During the six months ended February 28, 2003, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY              WEIGHTED AVERAGE               MAXIMUM DAILY
           LOAN BALANCE                INTEREST RATE%              LOAN OUTSTANDING
           -------------              ----------------             ----------------
            $ 1,239,600                    2.068%                     $ 2,130,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended February 28, 2003, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were $61,972,873 and $11,495,306, and $55,177,796 and $2,760,916,
respectively.

   At February 28, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $209,636,440, $2,536,639, ($292,264) and $2,244,375, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in Class A shares of the Fund were as follows:

                                      FOR THE SIX MONTHS ENDED          FOR THE PERIOD ENDED
                                   FEBRUARY 28, 2003 (UNAUDITED)       AUGUST 31, 2002(1),(2)
                                   ------------------------------    ---------------------------
                                      SHARES          VALUE            SHARES         VALUE
                                    ----------    -------------      ----------    -------------
Shares sold                         16,614,221    $ 167,692,432      12,374,803    $ 123,925,106
Share issued in reinvestment
  of dividends                         162,405        1,641,112          27,029          170,601
Shares redeemed                     (7,836,171)     (78,957,462)       (827,138)      (8,279,490)
                                    ----------    -------------      ----------    -------------
Net increase                         8,940,455    $  90,376,082      11,574,694    $ 115,816,217
                                    ==========    =============      ==========    =============

  (1)  For the period July 23, 2002 (inception date) through August 31, 2002.
  (2) The Fund was seeded on May 8, 2002 with initial capital of $100,000 and 10,000 shares.

   On February 28, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Fund were as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS       OF OUTSTANDING SHARES
                                  ------------      ----------------------
           Class A                      1                        5%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE SHORT DURATION BOND FUND
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF
CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MARCH 29, 2002.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSSDA-3-0203